CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized (losses) gains arising during the period, tax effect	$ (2,153)	$ 3,352	$ (8,844)	$ (5,081)	$ 14,691	$ 1,249	$ (2,442)
Reclassification adjustments for (gains) losses realized in net income, tax effect	0	511	(60)	910	1,377	432	250
Unrealized (losses) gains arising during the period, tax effect	(202)	1,679	(1,427)	(10,196)	2,712	(2,748)
Reclassification adjustments for (gains) losses realized in net income, tax effect	$ 151	$ 1,086	$ 1,269	$ 3,070	4,149	1,798
Actuarial (losses) gains arising during the period, tax effect					81	(11)	308
Reclassification adjustments for losses realized in net income, tax effect					$ (77)	$ (58)	$ (63)